Expense Example, No Redemption - GROWTH FUND OF AMERICA	Oct. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,395
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	$ 1,173